Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards in U.S			$ 5,000	$ 2,453
Net operating loss carryforwards expire starting in 2035			$ 761
Operating loss carryforwards domestic expiration year			2035
Operating loss carryforwards, state and local			$ 1,169	464
Operating loss carryforwards expiration year			2035
Foreign tax effected net operating loss carryforwards			$ 912	4,946
Foreign tax effected net operating loss carryforwards, period			7 years
Unrecognized tax benefits would affect annual effective tax rate			$ 3,499	0
Income tax expense, accrued interest and penalties	$ 159	$ 0	159	0
Accrual balances	1,200		$ 1,200	1,000
Income tax examination, description			The Company is subject to taxation in Switzerland, the U.S., and other jurisdictions of its foreign subsidiaries. As of March 31, 2024, tax years 2020, 2021, and 2022 are subject to examination by the tax authorities in the U.S. The Company is not currently under examination by tax authorities in any jurisdiction.
Income tax expense	$ 723	226	$ 1,246	2,018
Quarterly financial information, income taxes, significant variation, description	The effective tax rate was approximately 663% for the three months ended June 30, 2024 and (8.4%) for the three months ended June 30, 2023. The effective tax rate for the three months ended June, 2024 is higher than the statutory rate due to losses in certain jurisdictions that did not create a benefit, combined with income in others creating tax expense. The effective tax rate for the three months ended June 30 2023 was lower than the statutory tax rate due to losses the Company believes will not generate a future benefit. Those losses have a full valuation allowance. The effective tax rate for the three months ended June 30, 2024 isn’t comparable to the three months ended June 30, 2023 due to the pre-tax book income for three months ended June 30 2024 being close to break even.
Unrecognized tax benefits	$ 3,499	$ 0	$ 3,499